Segment information and information by geographical area - Revenue (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Geographical areas
Sales from operations	€ 93,717	€ 132,512	€ 76,575
Italy
Geographical areas
Sales from operations	33,450	60,090	29,968
Other European Union
Geographical areas
Sales from operations	18,271	25,413	14,671
Rest of Europe
Geographical areas
Sales from operations	18,476	21,748	12,470
Americas
Geographical areas
Sales from operations	7,004	6,929	4,420
Asia
Geographical areas
Sales from operations	7,404	9,062	7,891
Africa
Geographical areas
Sales from operations	9,057	9,191	7,040
Other areas
Geographical areas
Sales from operations	€ 55	€ 79	€ 115